Risk Management and Hedging Activities - Schedule of Derivatives Accounted for as Cash Flow Hedges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Derivatives [Member]
Derivative [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives - Effective Portion	$ (1)	$ (12)
Gain (Loss) Reclassified From AOCI to Earnings-Effective Portion	(10)	(21)
Gain (Loss) Recognized in Income on Derivatives-Ineffective Portion and Amount Excluded From Effectiveness Testing	(2)
Deferred Losses in AOCI Expected to be Reclassified into Earnings Over the Next 12 Months	(4)
Commodity Derivatives [Member]
Derivative [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives - Effective Portion	(1)	(1)
Gain (Loss) Recognized in Income on Derivatives-Ineffective Portion and Amount Excluded From Effectiveness Testing
Foreign Currency Derivatives [Member]
Derivative [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives - Effective Portion	1
Gain (Loss) Recognized in Income on Derivatives-Ineffective Portion and Amount Excluded From Effectiveness Testing